5. MARKETABLE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2013
Marketable Securities Tables
Marketable securities

	Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value

Marketable securities available-for-sale:	$ 3,112,210	$ -	$ 154,834	$ 2,957,376